BORROWINGS (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2009	Feb. 28, 2010
BORROWINGS [Abstract]
Outstanding borrowings					$ 10,600,000
Repayment of long-term bank loan	4,200,000	700,000	700,000
Short-term Line of Credit [Member]
Debt Instrument [Line Items]
Debt, face amount					3,600,000
Long-term Loan One [Member]
Debt Instrument [Line Items]
Debt, face amount					7,000,000
Long-term Loan Two [Member]
Debt Instrument [Line Items]
Financial expenses				282,000
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Debt, face amount						$ 5,600,000